Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Entity Central Index Key	0000896435
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Invesco Oppenheimer V.I. International Growth Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer V.I. International Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer V.I. International Growth Fund (Series I)	$ 53	1.00% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[1],[2]
Net Assets	$ 317,591,332
Holdings Count | Holding	63
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 317,591,332
Total number of portfolio holdings	63
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.65%
Dollarama, Inc.	3.46%
BAE Systems PLC	3.02%
Reliance Industries Ltd.	2.90%
ResMed, Inc.	2.84%
Siemens AG	2.78%
Universal Music Group N.V.	2.77%
Tencent Holdings Ltd.	2.64%
AstraZeneca PLC	2.39%
Sartorius Stedim Biotech	2.38%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.65%
Dollarama, Inc.	3.46%
BAE Systems PLC	3.02%
Reliance Industries Ltd.	2.90%
ResMed, Inc.	2.84%
Siemens AG	2.78%
Universal Music Group N.V.	2.77%
Tencent Holdings Ltd.	2.64%
AstraZeneca PLC	2.39%
Sartorius Stedim Biotech	2.38%
* Excluding money market fund holdings, if any.

Invesco Oppenheimer V.I. International Growth Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer V.I. International Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer V.I. International Growth Fund (Series II)	$ 66	1.25% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[1],[2]
Net Assets	$ 317,591,332
Holdings Count | Holding	63
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 317,591,332
Total number of portfolio holdings	63
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.65%
Dollarama, Inc.	3.46%
BAE Systems PLC	3.02%
Reliance Industries Ltd.	2.90%
ResMed, Inc.	2.84%
Siemens AG	2.78%
Universal Music Group N.V.	2.77%
Tencent Holdings Ltd.	2.64%
AstraZeneca PLC	2.39%
Sartorius Stedim Biotech	2.38%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.65%
Dollarama, Inc.	3.46%
BAE Systems PLC	3.02%
Reliance Industries Ltd.	2.90%
ResMed, Inc.	2.84%
Siemens AG	2.78%
Universal Music Group N.V.	2.77%
Tencent Holdings Ltd.	2.64%
AstraZeneca PLC	2.39%
Sartorius Stedim Biotech	2.38%
* Excluding money market fund holdings, if any.

Invesco V.I. American Franchise Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series I)	$ 43	0.85%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 894,987,483
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 894,987,483
Total number of portfolio holdings	62
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.39%
Microsoft Corp.	9.34%
Amazon.com, Inc.	7.21%
Meta Platforms, Inc., Class A	6.74%
Broadcom, Inc.	4.24%
Apple, Inc.	3.49%
Netflix, Inc.	3.46%
Alphabet, Inc., Class A	3.06%
Visa, Inc., Class A	2.57%
ServiceNow, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.39%
Microsoft Corp.	9.34%
Amazon.com, Inc.	7.21%
Meta Platforms, Inc., Class A	6.74%
Broadcom, Inc.	4.24%
Apple, Inc.	3.49%
Netflix, Inc.	3.46%
Alphabet, Inc., Class A	3.06%
Visa, Inc., Class A	2.57%
ServiceNow, Inc.	2.46%
* Excluding money market fund holdings, if any.

Invesco V.I. American Franchise Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series II)	$ 56	1.10%
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 894,987,483
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 894,987,483
Total number of portfolio holdings	62
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.39%
Microsoft Corp.	9.34%
Amazon.com, Inc.	7.21%
Meta Platforms, Inc., Class A	6.74%
Broadcom, Inc.	4.24%
Apple, Inc.	3.49%
Netflix, Inc.	3.46%
Alphabet, Inc., Class A	3.06%
Visa, Inc., Class A	2.57%
ServiceNow, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.39%
Microsoft Corp.	9.34%
Amazon.com, Inc.	7.21%
Meta Platforms, Inc., Class A	6.74%
Broadcom, Inc.	4.24%
Apple, Inc.	3.49%
Netflix, Inc.	3.46%
Alphabet, Inc., Class A	3.06%
Visa, Inc., Class A	2.57%
ServiceNow, Inc.	2.46%
* Excluding money market fund holdings, if any.

Invesco V.I. American Value Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series I)	$ 44	0.88%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 359,100,783
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 359,100,783
Total number of portfolio holdings	75
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Fidelity National Information Services, Inc.	3.18%
AppLovin Corp., Class A	2.95%
Lumentum Holdings, Inc.	2.71%
Coherent Corp.	2.69%
Newmont Corp.	2.58%
Huntington Bancshares, Inc.	2.47%
Cameco Corp.	2.46%
Centene Corp.	2.45%
NRG Energy, Inc.	2.43%
Globe Life, Inc.	2.36%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Fidelity National Information Services, Inc.	3.18%
AppLovin Corp., Class A	2.95%
Lumentum Holdings, Inc.	2.71%
Coherent Corp.	2.69%
Newmont Corp.	2.58%
Huntington Bancshares, Inc.	2.47%
Cameco Corp.	2.46%
Centene Corp.	2.45%
NRG Energy, Inc.	2.43%
Globe Life, Inc.	2.36%
* Excluding money market fund holdings, if any.

Invesco V.I. American Value Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series II)	$ 57	1.13%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 359,100,783
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 359,100,783
Total number of portfolio holdings	75
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Fidelity National Information Services, Inc.	3.18%
AppLovin Corp., Class A	2.95%
Lumentum Holdings, Inc.	2.71%
Coherent Corp.	2.69%
Newmont Corp.	2.58%
Huntington Bancshares, Inc.	2.47%
Cameco Corp.	2.46%
Centene Corp.	2.45%
NRG Energy, Inc.	2.43%
Globe Life, Inc.	2.36%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Fidelity National Information Services, Inc.	3.18%
AppLovin Corp., Class A	2.95%
Lumentum Holdings, Inc.	2.71%
Coherent Corp.	2.69%
Newmont Corp.	2.58%
Huntington Bancshares, Inc.	2.47%
Cameco Corp.	2.46%
Centene Corp.	2.45%
NRG Energy, Inc.	2.43%
Globe Life, Inc.	2.36%
* Excluding money market fund holdings, if any.

Invesco V.I. Balanced-Risk Allocation Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	$ 35	0.70% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[1],[2]
Net Assets	$ 414,866,345
Holdings Count | Holding	142
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 414,866,345
Total number of portfolio holdings	142
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Target risk contribution and

notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	49.94%	54.79%
Fixed Income	21.33%	59.00%
Commodities	28.73%	20.98%
Total	100.00%	134.77%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation

(% of net assets)

Invesco V.I. Balanced-Risk Allocation Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	$ 48	0.95% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1],[2]
Net Assets	$ 414,866,345
Holdings Count | Holding	142
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 414,866,345
Total number of portfolio holdings	142
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Target risk contribution and

notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	49.94%	54.79%
Fixed Income	21.33%	59.00%
Commodities	28.73%	20.98%
Total	100.00%	134.77%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation

(% of net assets)

Invesco V.I. Comstock Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series I)	$ 39	0.75%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 1,440,735,376
Holdings Count | Holding	96
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,440,735,376
Total number of portfolio holdings	96
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.33%
Microsoft Corp.	2.97%
Wells Fargo & Co.	2.89%
Cisco Systems, Inc.	2.73%
CVS Health Corp.	2.35%
State Street Corp.	2.15%
Meta Platforms, Inc., Class A	2.04%
Alphabet, Inc., Class A	2.04%
Johnson Controls International PLC	1.95%
Philip Morris International, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.33%
Microsoft Corp.	2.97%
Wells Fargo & Co.	2.89%
Cisco Systems, Inc.	2.73%
CVS Health Corp.	2.35%
State Street Corp.	2.15%
Meta Platforms, Inc., Class A	2.04%
Alphabet, Inc., Class A	2.04%
Johnson Controls International PLC	1.95%
Philip Morris International, Inc.	1.84%
* Excluding money market fund holdings, if any.

Invesco V.I. Comstock Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series II)	$ 51	1.00%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 1,440,735,376
Holdings Count | Holding	96
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,440,735,376
Total number of portfolio holdings	96
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.33%
Microsoft Corp.	2.97%
Wells Fargo & Co.	2.89%
Cisco Systems, Inc.	2.73%
CVS Health Corp.	2.35%
State Street Corp.	2.15%
Meta Platforms, Inc., Class A	2.04%
Alphabet, Inc., Class A	2.04%
Johnson Controls International PLC	1.95%
Philip Morris International, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.33%
Microsoft Corp.	2.97%
Wells Fargo & Co.	2.89%
Cisco Systems, Inc.	2.73%
CVS Health Corp.	2.35%
State Street Corp.	2.15%
Meta Platforms, Inc., Class A	2.04%
Alphabet, Inc., Class A	2.04%
Johnson Controls International PLC	1.95%
Philip Morris International, Inc.	1.84%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series I)	$ 41	0.80%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 756,391,604
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 756,391,604
Total number of portfolio holdings	72
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.95%
NVIDIA Corp.	7.18%
Apple, Inc.	4.56%
Amazon.com, Inc.	4.56%
Alphabet, Inc., Class A	3.85%
Meta Platforms, Inc., Class A	3.32%
JPMorgan Chase & Co.	3.21%
Broadcom, Inc.	2.74%
Walmart, Inc.	1.88%
Procter & Gamble Co. (The)	1.79%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.95%
NVIDIA Corp.	7.18%
Apple, Inc.	4.56%
Amazon.com, Inc.	4.56%
Alphabet, Inc., Class A	3.85%
Meta Platforms, Inc., Class A	3.32%
JPMorgan Chase & Co.	3.21%
Broadcom, Inc.	2.74%
Walmart, Inc.	1.88%
Procter & Gamble Co. (The)	1.79%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series II)	$ 54	1.05%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 756,391,604
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 756,391,604
Total number of portfolio holdings	72
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.95%
NVIDIA Corp.	7.18%
Apple, Inc.	4.56%
Amazon.com, Inc.	4.56%
Alphabet, Inc., Class A	3.85%
Meta Platforms, Inc., Class A	3.32%
JPMorgan Chase & Co.	3.21%
Broadcom, Inc.	2.74%
Walmart, Inc.	1.88%
Procter & Gamble Co. (The)	1.79%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.95%
NVIDIA Corp.	7.18%
Apple, Inc.	4.56%
Amazon.com, Inc.	4.56%
Alphabet, Inc., Class A	3.85%
Meta Platforms, Inc., Class A	3.32%
JPMorgan Chase & Co.	3.21%
Broadcom, Inc.	2.74%
Walmart, Inc.	1.88%
Procter & Gamble Co. (The)	1.79%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Plus Bond Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series I)	$ 30	0.59% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1],[2]
Net Assets	$ 141,884,572
Holdings Count | Holding	1,451
Investment Company, Portfolio Turnover	282.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 141,884,572
Total number of portfolio holdings	1,451
Portfolio turnover rate	282%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 07/01/2055	4.20%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	3.50%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2055	3.34%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	3.22%
U.S. Treasury Notes, 4.25%, 05/15/2035	3.18%
U.S. Treasury Bonds, 4.63%, 02/15/2055	2.47%
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.29%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2055	1.86%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 07/01/2055	4.20%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	3.50%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2055	3.34%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	3.22%
U.S. Treasury Notes, 4.25%, 05/15/2035	3.18%
U.S. Treasury Bonds, 4.63%, 02/15/2055	2.47%
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.29%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2055	1.86%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Plus Bond Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series II)	$ 42	0.84% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1],[2]
Net Assets	$ 141,884,572
Holdings Count | Holding	1,451
Investment Company, Portfolio Turnover	282.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 141,884,572
Total number of portfolio holdings	1,451
Portfolio turnover rate	282%

Holdings [Text Block]
What
Comprised
The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 07/01/2055	4.20%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	3.50%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2055	3.34%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	3.22%
U.S. Treasury Notes, 4.25%, 05/15/2035	3.18%
U.S. Treasury Bonds, 4.63%, 02/15/2055	2.47%
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.29%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2055	1.86%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 07/01/2055	4.20%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	3.50%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2055	3.34%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	3.22%
U.S. Treasury Notes, 4.25%, 05/15/2035	3.18%
U.S. Treasury Bonds, 4.63%, 02/15/2055	2.47%
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.29%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2055	1.86%
* Excluding money market fund holdings, if any.

Invesco V.I. Discovery Large Cap Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Large Cap Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”), formerly Invesco V.I. Capital Appreciation Fund, for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
S
ix
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Large Cap Fund (Series I)	$ 41	0.80% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1],[2]
Net Assets	$ 807,154,336
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 807,154,336
Total number of portfolio holdings	62
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.17%
Microsoft Corp.	8.95%
Amazon.com, Inc.	6.79%
Meta Platforms, Inc., Class A	6.32%
Broadcom, Inc.	4.00%
Netflix, Inc.	3.93%
Apple, Inc.	3.37%
Alphabet, Inc., Class C	2.95%
Boston Scientific Corp.	2.19%
Mastercard, Inc., Class A	1.93%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.17%
Microsoft Corp.	8.95%
Amazon.com, Inc.	6.79%
Meta Platforms, Inc., Class A	6.32%
Broadcom, Inc.	4.00%
Netflix, Inc.	3.93%
Apple, Inc.	3.37%
Alphabet, Inc., Class C	2.95%
Boston Scientific Corp.	2.19%
Mastercard, Inc., Class A	1.93%
* Excluding money market fund holdings, if any.

Invesco V.I. Discovery Large Cap Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Large Cap Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”), formerly Invesco V.I. Capital Appreciation Fund, for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Large Cap Fund (Series II)	$ 53	1.05% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1],[2]
Net Assets	$ 807,154,336
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 807,154,336
Total number of portfolio holdings	62
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.17%
Microsoft Corp.	8.95%
Amazon.com, Inc.	6.79%
Meta Platforms, Inc., Class A	6.32%
Broadcom, Inc.	4.00%
Netflix, Inc.	3.93%
Apple, Inc.	3.37%
Alphabet, Inc., Class C	2.95%
Boston Scientific Corp.	2.19%
Mastercard, Inc., Class A	1.93%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.17%
Microsoft Corp.	8.95%
Amazon.com, Inc.	6.79%
Meta Platforms, Inc., Class A	6.32%
Broadcom, Inc.	4.00%
Netflix, Inc.	3.93%
Apple, Inc.	3.37%
Alphabet, Inc., Class C	2.95%
Boston Scientific Corp.	2.19%
Mastercard, Inc., Class A	1.93%
* Excluding money market fund holdings, if any.

Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	$ 43	0.86%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 956,849,323
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 956,849,323
Total number of portfolio holdings	84
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	2.77%
Howmet Aerospace, Inc.	2.74%
Axon Enterprise, Inc.	2.64%
Palantir Technologies, Inc., Class A	2.20%
Cloudflare, Inc., Class A	2.20%
Encompass Health Corp.	2.18%
Flex Ltd.	2.05%
CyberArk Software Ltd.	2.03%
Cencora, Inc.	1.97%
Tradeweb Markets, Inc., Class A	1.94%
* Excluding money market fund holdings , if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	2.77%
Howmet Aerospace, Inc.	2.74%
Axon Enterprise, Inc.	2.64%
Palantir Technologies, Inc., Class A	2.20%
Cloudflare, Inc., Class A	2.20%
Encompass Health Corp.	2.18%
Flex Ltd.	2.05%
CyberArk Software Ltd.	2.03%
Cencora, Inc.	1.97%
Tradeweb Markets, Inc., Class A	1.94%
* Excluding money market fund holdings , if any.

Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	$ 56	1.11%
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 956,849,323
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 956,849,323
Total number of portfolio holdings	84
Portfolio turnover rate	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	2.77%
Howmet Aerospace, Inc.	2.74%
Axon Enterprise, Inc.	2.64%
Palantir Technologies, Inc., Class A	2.20%
Cloudflare, Inc., Class A	2.20%
Encompass Health Corp.	2.18%
Flex Ltd.	2.05%
CyberArk Software Ltd.	2.03%
Cencora, Inc.	1.97%
Tradeweb Markets, Inc., Class A	1.94%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	2.77%
Howmet Aerospace, Inc.	2.74%
Axon Enterprise, Inc.	2.64%
Palantir Technologies, Inc., Class A	2.20%
Cloudflare, Inc., Class A	2.20%
Encompass Health Corp.	2.18%
Flex Ltd.	2.05%
CyberArk Software Ltd.	2.03%
Cencora, Inc.	1.97%
Tradeweb Markets, Inc., Class A	1.94%
* Excluding money market fund holdings, if any.

Invesco V.I. Diversified Dividend Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series I)	$ 35	0.68%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 445,397,960
Holdings Count | Holding	83
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 445,397,960
Total number of portfolio holdings	83
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	4.06%
Walmart, Inc.	2.61%
Bank of America Corp.	2.53%
Chevron Corp.	2.51%
Philip Morris International, Inc.	2.43%
Microsoft Corp.	2.42%
Lowe's Cos., Inc.	2.28%
Cisco Systems, Inc.	2.22%
Wells Fargo & Co.	2.15%
Johnson & Johnson	2.12%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	4.06%
Walmart, Inc.	2.61%
Bank of America Corp.	2.53%
Chevron Corp.	2.51%
Philip Morris International, Inc.	2.43%
Microsoft Corp.	2.42%
Lowe's Cos., Inc.	2.28%
Cisco Systems, Inc.	2.22%
Wells Fargo & Co.	2.15%
Johnson & Johnson	2.12%
* Excluding money market fund holdings, if any.

Invesco V.I. Diversified Dividend Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series II)	$ 48	0.93%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 445,397,960
Holdings Count | Holding	83
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 445,397,960
Total number of portfolio holdings	83
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	4.06%
Walmart, Inc.	2.61%
Bank of America Corp.	2.53%
Chevron Corp.	2.51%
Philip Morris International, Inc.	2.43%
Microsoft Corp.	2.42%
Lowe's Cos., Inc.	2.28%
Cisco Systems, Inc.	2.22%
Wells Fargo & Co.	2.15%
Johnson & Johnson	2.12%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	4.06%
Walmart, Inc.	2.61%
Bank of America Corp.	2.53%
Chevron Corp.	2.51%
Philip Morris International, Inc.	2.43%
Microsoft Corp.	2.42%
Lowe's Cos., Inc.	2.28%
Cisco Systems, Inc.	2.22%
Wells Fargo & Co.	2.15%
Johnson & Johnson	2.12%
* Excluding money market fund holdings, if any.

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	$ 17	0.33%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 484,766,714
Holdings Count | Holding	509
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 484,766,714
Total number of portfolio holdings	509
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Coinbase Global, Inc., Class A	0.27%
Oracle Corp.	0.24%
Jabil, Inc.	0.24%
Carnival Corp.	0.23%
Advanced Micro Devices, Inc.	0.23%
Northern Trust Corp.	0.23%
Royal Caribbean Cruises Ltd.	0.23%
Vistra Corp.	0.23%
Estee Lauder Cos., Inc. (The), Class A	0.23%
Western Digital Corp.	0.23%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Coinbase Global, Inc., Class A	0.27%
Oracle Corp.	0.24%
Jabil, Inc.	0.24%
Carnival Corp.	0.23%
Advanced Micro Devices, Inc.	0.23%
Northern Trust Corp.	0.23%
Royal Caribbean Cruises Ltd.	0.23%
Vistra Corp.	0.23%
Estee Lauder Cos., Inc. (The), Class A	0.23%
Western Digital Corp.	0.23%
* Excluding money market fund holdings, if any.

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	$ 29	0.58%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 484,766,714
Holdings Count | Holding	509
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 484,766,714
Total number of portfolio holdings	509
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Coinbase Global, Inc., Class A	0.27%
Oracle Corp.	0.24%
Jabil, Inc.	0.24%
Carnival Corp.	0.23%
Advanced Micro Devices, Inc.	0.23%
Northern Trust Corp.	0.23%
Royal Caribbean Cruises Ltd.	0.23%
Vistra Corp.	0.23%
Estee Lauder Cos., Inc. (The), Class A	0.23%
Western Digital Corp.	0.23%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Coinbase Global, Inc., Class A	0.27%
Oracle Corp.	0.24%
Jabil, Inc.	0.24%
Carnival Corp.	0.23%
Advanced Micro Devices, Inc.	0.23%
Northern Trust Corp.	0.23%
Royal Caribbean Cruises Ltd.	0.23%
Vistra Corp.	0.23%
Estee Lauder Cos., Inc. (The), Class A	0.23%
Western Digital Corp.	0.23%
* Excluding money market fund holdings, if any.

Invesco V.I. Equity and Income Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series I)	$ 28	0.56%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 1,381,922,511
Holdings Count | Holding	1,220
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,381,922,511
Total number of portfolio holdings	1,220
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	2.34%
Bank of America Corp.	2.18%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Amazon.com, Inc.	1.89%
Microsoft Corp.	1.67%
U.S. Treasury Notes, 3.88%, 06/15/2028	1.52%
U.S. Treasury Notes, 4.00%, 06/30/2032	1.47%
Microchip Technology, Inc.	1.45%
Philip Morris International, Inc.	1.44%
Parker-Hannifin Corp.	1.31%
* Excluding money market fund holdings, if any.
Security type allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	2.34%
Bank of America Corp.	2.18%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Amazon.com, Inc.	1.89%
Microsoft Corp.	1.67%
U.S. Treasury Notes, 3.88%, 06/15/2028	1.52%
U.S. Treasury Notes, 4.00%, 06/30/2032	1.47%
Microchip Technology, Inc.	1.45%
Philip Morris International, Inc.	1.44%
Parker-Hannifin Corp.	1.31%
* Excluding money market fund holdings, if any.

Invesco V.I. Equity and Income Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series II)	$ 41	0.81%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 1,381,922,511
Holdings Count | Holding	1,220
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,381,922,511
Total number of portfolio holdings	1,220
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	2.34%
Bank of America Corp.	2.18%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Amazon.com, Inc.	1.89%
Microsoft Corp.	1.67%
U.S. Treasury Notes, 3.88%, 06/15/2028	1.52%
U.S. Treasury Notes, 4.00%, 06/30/2032	1.47%
Microchip Technology, Inc.	1.45%
Philip Morris International, Inc.	1.44%
Parker-Hannifin Corp.	1.31%
* Excluding money market fund holdings, if any.
Security type allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	2.34%
Bank of America Corp.	2.18%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Amazon.com, Inc.	1.89%
Microsoft Corp.	1.67%
U.S. Treasury Notes, 3.88%, 06/15/2028	1.52%
U.S. Treasury Notes, 4.00%, 06/30/2032	1.47%
Microchip Technology, Inc.	1.45%
Philip Morris International, Inc.	1.44%
Parker-Hannifin Corp.	1.31%
* Excluding money market fund holdings, if any.

Invesco V.I. EQV International Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series I)	$ 47	0.90%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 1,186,444,521
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,186,444,521
Total number of portfolio holdings	84
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.68%
Investor AB, Class B	3.20%
HDFC Bank Ltd., ADR	2.24%
RELX PLC	2.19%
RB Global, Inc.	2.12%
FinecoBank Banca Fineco S.p.A.	1.95%
Keyence Corp.	1.92%
Sony Group Corp.	1.88%
BAE Systems PLC	1.76%
Techtronic Industries Co. Ltd.	1.75%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.68%
Investor AB, Class B	3.20%
HDFC Bank Ltd., ADR	2.24%
RELX PLC	2.19%
RB Global, Inc.	2.12%
FinecoBank Banca Fineco S.p.A.	1.95%
Keyence Corp.	1.92%
Sony Group Corp.	1.88%
BAE Systems PLC	1.76%
Techtronic Industries Co. Ltd.	1.75%
* Excluding money market fund holdings, if any.

Invesco V.I. EQV International Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series II)	$ 60	1.15%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 1,186,444,521
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,186,444,521
Total number of portfolio holdings	84
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.68%
Investor AB, Class B	3.20%
HDFC Bank Ltd., ADR	2.24%
RELX PLC	2.19%
RB Global, Inc.	2.12%
FinecoBank Banca Fineco S.p.A.	1.95%
Keyence Corp.	1.92%
Sony Group Corp.	1.88%
BAE Systems PLC	1.76%
Techtronic Industries Co. Ltd.	1.75%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.68%
Investor AB, Class B	3.20%
HDFC Bank Ltd., ADR	2.24%
RELX PLC	2.19%
RB Global, Inc.	2.12%
FinecoBank Banca Fineco S.p.A.	1.95%
Keyence Corp.	1.92%
Sony Group Corp.	1.88%
BAE Systems PLC	1.76%
Techtronic Industries Co. Ltd.	1.75%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Core Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Core Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Core Equity Fund (Series I)	$ 50	0.96%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 76,030,358
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 76,030,358
Total number of portfolio holdings	66
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.93%
Amazon.com, Inc.	3.85%
3i Group PLC	3.51%
Meta Platforms, Inc., Class A	3.48%
NVIDIA Corp.	3.48%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.61%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.36%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.93%
Amazon.com, Inc.	3.85%
3i Group PLC	3.51%
Meta Platforms, Inc., Class A	3.48%
NVIDIA Corp.	3.48%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.61%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.36%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Core Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Core Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Core Equity Fund (Series II)	$ 63	1.21%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 76,030,358
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 76,030,358
Total number of portfolio holdings	66
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.93%
Amazon.com, Inc.	3.85%
3i Group PLC	3.51%
Meta Platforms, Inc., Class A	3.48%
NVIDIA Corp.	3.48%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.61%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.36%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.93%
Amazon.com, Inc.	3.85%
3i Group PLC	3.51%
Meta Platforms, Inc., Class A	3.48%
NVIDIA Corp.	3.48%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.61%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.36%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series I)	$ 42	0.81%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 1,824,928,243
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,824,928,243
Total number of portfolio holdings	65
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Meta Platforms, Inc., Class A	9.19%
Alphabet, Inc., Class A	8.47%
SAP SE	4.57%
NVIDIA Corp.	4.33%
DLF Ltd.	4.18%
S&P Global, Inc.	4.14%
Intuit, Inc.	3.54%
Airbus S.E.	3.29%
Analog Devices, Inc.	3.25%
Visa, Inc., Class A	3.23%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Meta Platforms, Inc., Class A	9.19%
Alphabet, Inc., Class A	8.47%
SAP SE	4.57%
NVIDIA Corp.	4.33%
DLF Ltd.	4.18%
S&P Global, Inc.	4.14%
Intuit, Inc.	3.54%
Airbus S.E.	3.29%
Analog Devices, Inc.	3.25%
Visa, Inc., Class A	3.23%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series II)	$ 55	1.06%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 1,824,928,243
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,824,928,243
Total number of portfolio holdings	65
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Meta Platforms, Inc., Class A	9.19%
Alphabet, Inc., Class A	8.47%
SAP SE	4.57%
NVIDIA Corp.	4.33%
DLF Ltd.	4.18%
S&P Global, Inc.	4.14%
Intuit, Inc.	3.54%
Airbus S.E.	3.29%
Analog Devices, Inc.	3.25%
Visa, Inc., Class A	3.23%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Meta Platforms, Inc., Class A	9.19%
Alphabet, Inc., Class A	8.47%
SAP SE	4.57%
NVIDIA Corp.	4.33%
DLF Ltd.	4.18%
S&P Global, Inc.	4.14%
Intuit, Inc.	3.54%
Airbus S.E.	3.29%
Analog Devices, Inc.	3.25%
Visa, Inc., Class A	3.23%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Real Estate Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series I)	$ 52	1.02%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 96,596,888
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 96,596,888
Total number of portfolio holdings	87
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.38%
Equinix, Inc.	4.97%
Digital Realty Trust, Inc.	3.98%
Prologis, Inc.	3.91%
Equity Residential	3.16%
Goodman Group	2.95%
AvalonBay Communities, Inc.	2.77%
Iron Mountain, Inc.	2.48%
Mitsui Fudosan Co. Ltd.	2.36%
Extra Space Storage, Inc.	2.28%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.38%
Equinix, Inc.	4.97%
Digital Realty Trust, Inc.	3.98%
Prologis, Inc.	3.91%
Equity Residential	3.16%
Goodman Group	2.95%
AvalonBay Communities, Inc.	2.77%
Iron Mountain, Inc.	2.48%
Mitsui Fudosan Co. Ltd.	2.36%
Extra Space Storage, Inc.	2.28%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Real Estate Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series II)	$ 65	1.27%
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[1]
Net Assets	$ 96,596,888
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 96,596,888
Total number of portfolio holdings	87
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.38%
Equinix, Inc.	4.97%
Digital Realty Trust, Inc.	3.98%
Prologis, Inc.	3.91%
Equity Residential	3.16%
Goodman Group	2.95%
AvalonBay Communities, Inc.	2.77%
Iron Mountain, Inc.	2.48%
Mitsui Fudosan Co. Ltd.	2.36%
Extra Space Storage, Inc.	2.28%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.38%
Equinix, Inc.	4.97%
Digital Realty Trust, Inc.	3.98%
Prologis, Inc.	3.91%
Equity Residential	3.16%
Goodman Group	2.95%
AvalonBay Communities, Inc.	2.77%
Iron Mountain, Inc.	2.48%
Mitsui Fudosan Co. Ltd.	2.36%
Extra Space Storage, Inc.	2.28%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Strategic Income Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series I)	$ 49	0.96% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1],[2]
Net Assets	$ 676,731,715
Holdings Count | Holding	909
Investment Company, Portfolio Turnover	267.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 676,731,715
Total number of portfolio holdings	909
Portfolio turnover rate	267%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Mexican Bonos, 8.50%, 02/28/2030	2.85%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.74%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.14%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.56%, 03/13/2046	1.27%
Mexican Udibonos, 4.00%, 08/30/2029	1.17%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	0.97%
Japan Government Bond, 3.10%, 03/20/2065	0.97%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Mexican Bonos, 8.50%, 02/28/2030	2.85%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.74%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.14%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.56%, 03/13/2046	1.27%
Mexican Udibonos, 4.00%, 08/30/2029	1.17%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	0.97%
Japan Government Bond, 3.10%, 03/20/2065	0.97%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Strategic Income Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series II)	$ 62	1.21% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[1],[2]
Net Assets	$ 676,731,715
Holdings Count | Holding	909
Investment Company, Portfolio Turnover	267.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 676,731,715
Total number of portfolio holdings	909
Portfolio turnover rate	267%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Mexican Bonos, 8.50%, 02/28/2030	2.85%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.74%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.14%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.56%, 03/13/2046	1.27%
Mexican Udibonos, 4.00%, 08/30/2029	1.17%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	0.97%
Japan Government Bond, 3.10%, 03/20/2065	0.97%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Mexican Bonos, 8.50%, 02/28/2030	2.85%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.74%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.14%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.56%, 03/13/2046	1.27%
Mexican Udibonos, 4.00%, 08/30/2029	1.17%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	0.97%
Japan Government Bond, 3.10%, 03/20/2065	0.97%
* Excluding money market fund holdings, if any.

Invesco V.I. Government Money Market Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series I)	$ 18	0.36%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 926,108,266
Holdings Count | Holding	81
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 926,108,266
Total number of portfolio holdings	81

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	64.9%
8-30	0.5%
31-60	2.5%
61-90	4.3%
91-180	5.9%
181+	21.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Invesco V.I. Government Money Market Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series II)	$ 31	0.61%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 926,108,266
Holdings Count | Holding	81
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 926,108,266
Total number of portfolio holdings	81

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	64.9%
8-30	0.5%
31-60	2.5%
61-90	4.3%
91-180	5.9%
181+	21.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Invesco V.I. Government Securities Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series I)	$ 35	0.70%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 310,755,194
Holdings Count | Holding	410
Investment Company, Portfolio Turnover	179.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 310,755,194
Total number of portfolio holdings	410
Portfolio turnover rate	179%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	4.39%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	4.34%
BNP Paribas S.A., 4.64%, 02/06/2026	2.90%
UBS AG, 4.70%, 05/15/2026	2.90%
Mizuho Bank Ltd., 4.71%, 02/25/2026	2.90%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	2.84%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.82%
BofA Securities, Inc., 4.72%, 03/19/2026	2.58%
Bank of Montreal, 4.66%, 03/19/2026	2.57%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	4.39%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	4.34%
BNP Paribas S.A., 4.64%, 02/06/2026	2.90%
UBS AG, 4.70%, 05/15/2026	2.90%
Mizuho Bank Ltd., 4.71%, 02/25/2026	2.90%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	2.84%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.82%
BofA Securities, Inc., 4.72%, 03/19/2026	2.58%
Bank of Montreal, 4.66%, 03/19/2026	2.57%
* Excluding money market fund holdings, if any.

Invesco V.I. Government Securities Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series II)	$ 48	0.95%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 310,755,194
Holdings Count | Holding	410
Investment Company, Portfolio Turnover	179.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 310,755,194
Total number of portfolio holdings	410
Portfolio turnover rate	179%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	4.39%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	4.34%
BNP Paribas S.A., 4.64%, 02/06/2026	2.90%
UBS AG, 4.70%, 05/15/2026	2.90%
Mizuho Bank Ltd., 4.71%, 02/25/2026	2.90%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	2.84%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.82%
BofA Securities, Inc., 4.72%, 03/19/2026	2.58%
Bank of Montreal, 4.66%, 03/19/2026	2.57%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	4.39%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	4.34%
BNP Paribas S.A., 4.64%, 02/06/2026	2.90%
UBS AG, 4.70%, 05/15/2026	2.90%
Mizuho Bank Ltd., 4.71%, 02/25/2026	2.90%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	2.84%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.82%
BofA Securities, Inc., 4.72%, 03/19/2026	2.58%
Bank of Montreal, 4.66%, 03/19/2026	2.57%
* Excluding money market fund holdings, if any.

Invesco V.I. Growth and Income Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series I)	$ 38	0.75%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 1,287,146,585
Holdings Count | Holding	99
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,287,146,585
Total number of portfolio holdings	99
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.45%
Bank of America Corp.	3.32%
Microsoft Corp.	2.52%
Amazon.com, Inc.	2.45%
Philip Morris International, Inc.	2.14%
Microchip Technology, Inc.	2.14%
Walt Disney Co. (The)	1.97%
Johnson & Johnson	1.94%
Charles Schwab Corp. (The)	1.93%
Parker-Hannifin Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.45%
Bank of America Corp.	3.32%
Microsoft Corp.	2.52%
Amazon.com, Inc.	2.45%
Philip Morris International, Inc.	2.14%
Microchip Technology, Inc.	2.14%
Walt Disney Co. (The)	1.97%
Johnson & Johnson	1.94%
Charles Schwab Corp. (The)	1.93%
Parker-Hannifin Corp.	1.92%
* Excluding money market fund holdings, if any.

Invesco V.I. Growth and Income Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series II)	$ 51	1.00%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 1,287,146,585
Holdings Count | Holding	99
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,287,146,585
Total number of portfolio holdings	99
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.45%
Bank of America Corp.	3.32%
Microsoft Corp.	2.52%
Amazon.com, Inc.	2.45%
Philip Morris International, Inc.	2.14%
Microchip Technology, Inc.	2.14%
Walt Disney Co. (The)	1.97%
Johnson & Johnson	1.94%
Charles Schwab Corp. (The)	1.93%
Parker-Hannifin Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.45%
Bank of America Corp.	3.32%
Microsoft Corp.	2.52%
Amazon.com, Inc.	2.45%
Philip Morris International, Inc.	2.14%
Microchip Technology, Inc.	2.14%
Walt Disney Co. (The)	1.97%
Johnson & Johnson	1.94%
Charles Schwab Corp. (The)	1.93%
Parker-Hannifin Corp.	1.92%
* Excluding money market fund holdings, if any.

Invesco V.I. Health Care Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series I)	$ 49	0.98%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 158,468,450
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 158,468,450
Total number of portfolio holdings	78
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Boston Scientific Corp.	10.13%
Eli Lilly and Co.	8.78%
Stryker Corp.	5.07%
Cencora, Inc.	4.05%
AbbVie, Inc.	3.93%
Abbott Laboratories	3.69%
Intuitive Surgical, Inc.	3.30%
Vertex Pharmaceuticals, Inc.	3.27%
Encompass Health Corp.	2.42%
UnitedHealth Group, Inc.	2.39%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Boston Scientific Corp.	10.13%
Eli Lilly and Co.	8.78%
Stryker Corp.	5.07%
Cencora, Inc.	4.05%
AbbVie, Inc.	3.93%
Abbott Laboratories	3.69%
Intuitive Surgical, Inc.	3.30%
Vertex Pharmaceuticals, Inc.	3.27%
Encompass Health Corp.	2.42%
UnitedHealth Group, Inc.	2.39%
* Excluding money market fund holdings, if any.

Invesco V.I. Health Care Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series II)	$ 62	1.23%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 158,468,450
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 158,468,450
Total number of portfolio holdings	78
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Boston Scientific Corp.	10.13%
Eli Lilly and Co.	8.78%
Stryker Corp.	5.07%
Cencora, Inc.	4.05%
AbbVie, Inc.	3.93%
Abbott Laboratories	3.69%
Intuitive Surgical, Inc.	3.30%
Vertex Pharmaceuticals, Inc.	3.27%
Encompass Health Corp.	2.42%
UnitedHealth Group, Inc.	2.39%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Boston Scientific Corp.	10.13%
Eli Lilly and Co.	8.78%
Stryker Corp.	5.07%
Cencora, Inc.	4.05%
AbbVie, Inc.	3.93%
Abbott Laboratories	3.69%
Intuitive Surgical, Inc.	3.30%
Vertex Pharmaceuticals, Inc.	3.27%
Encompass Health Corp.	2.42%
UnitedHealth Group, Inc.	2.39%
* Excluding money market fund holdings, if any.

Invesco V.I. High Yield Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series I)	$ 43	0.86%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 150,370,414
Holdings Count | Holding	297
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 150,370,414
Total number of portfolio holdings	297
Portfolio turnover rate	110%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Vistra Corp., Series C, 8.88%	1.11%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
New Gold, Inc., 6.88%, 04/01/2032	1.00%
Aircastle Ltd., 5.25%	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.97%
EZCORP, Inc., 7.38%, 04/01/2032	0.96%
Venture Global LNG, Inc., 9.00%	0.95%
Iliad Holding S.A.S.U., 8.50%, 04/15/2031	0.80%
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 6.75%, 11/30/2030	0.80%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**

(% of net assets)
BBB	3.36
BB	47.52
B	34.08
CCC and below	11.62
Cash	2.58
Not Rated	0.84
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Credit Quality Explanation [Text Block]	Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Vistra Corp., Series C, 8.88%	1.11%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
New Gold, Inc., 6.88%, 04/01/2032	1.00%
Aircastle Ltd., 5.25%	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.97%
EZCORP, Inc., 7.38%, 04/01/2032	0.96%
Venture Global LNG, Inc., 9.00%	0.95%
Iliad Holding S.A.S.U., 8.50%, 04/15/2031	0.80%
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 6.75%, 11/30/2030	0.80%
* Excluding money market fund holdings, if any.

Invesco V.I. High Yield Fund - Series II [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series II)	$ 56	1.11%
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 150,370,414
Holdings Count | Holding	297
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 150,370,414
Total number of portfolio holdings	297
Portfolio turnover rate	110%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Vistra Corp., Series C, 8.88%	1.11%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
New Gold, Inc., 6.88%, 04/01/2032	1.00%
Aircastle Ltd., 5.25%	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.97%
EZCORP, Inc., 7.38%, 04/01/2032	0.96%
Venture Global LNG, Inc., 9.00%	0.95%
Iliad Holding S.A.S.U., 8.50%, 04/15/2031	0.80%
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 6.75%, 11/30/2030	0.80%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**

(% of net assets)
BBB	3.36
BB	47.52
B	34.08
CCC and below	11.62
Cash	2.58
Not Rated	0.84
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Credit Quality Explanation [Text Block]	Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Vistra Corp., Series C, 8.88%	1.11%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
New Gold, Inc., 6.88%, 04/01/2032	1.00%
Aircastle Ltd., 5.25%	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.97%
EZCORP, Inc., 7.38%, 04/01/2032	0.96%
Venture Global LNG, Inc., 9.00%	0.95%
Iliad Holding S.A.S.U., 8.50%, 04/15/2031	0.80%
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 6.75%, 11/30/2030	0.80%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Fund® - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund ® (Series I)	$ 41	0.80% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1],[2]
Net Assets	$ 783,536,809
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 783,536,809
Total number of portfolio holdings	74
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten h
oldi
ngs*

(% of net assets)
Microsoft Corp.	9.08%
NVIDIA Corp.	8.13%
Apple, Inc.	5.42%
Amazon.com, Inc.	5.14%
Alphabet, Inc., Class A	3.33%
Meta Platforms, Inc., Class A	3.31%
Broadcom, Inc.	2.95%
JPMorgan Chase & Co.	2.76%
Philip Morris International, Inc.	2.41%
Mastercard, Inc., Class A	1.99%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten h
oldi
ngs*

(% of net assets)
Microsoft Corp.	9.08%
NVIDIA Corp.	8.13%
Apple, Inc.	5.42%
Amazon.com, Inc.	5.14%
Alphabet, Inc., Class A	3.33%
Meta Platforms, Inc., Class A	3.31%
Broadcom, Inc.	2.95%
JPMorgan Chase & Co.	2.76%
Philip Morris International, Inc.	2.41%
Mastercard, Inc., Class A	1.99%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Fund® - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund ® (Series II)	$ 54	1.05% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1],[2]
Net Assets	$ 783,536,809
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 783,536,809
Total number of portfolio holdings	74
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	9.08%
NVIDIA Corp.	8.13%
Apple, Inc.	5.42%
Amazon.com, Inc.	5.14%
Alphabet, Inc., Class A	3.33%
Meta Platforms, Inc., Class A	3.31%
Broadcom, Inc.	2.95%
JPMorgan Chase & Co.	2.76%
Philip Morris International, Inc.	2.41%
Mastercard, Inc., Class A	1.99%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	9.08%
NVIDIA Corp.	8.13%
Apple, Inc.	5.42%
Amazon.com, Inc.	5.14%
Alphabet, Inc., Class A	3.33%
Meta Platforms, Inc., Class A	3.31%
Broadcom, Inc.	2.95%
JPMorgan Chase & Co.	2.76%
Philip Morris International, Inc.	2.41%
Mastercard, Inc., Class A	1.99%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund ® (Series I)	$ 48	0.94%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 208,322,863
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 208,322,863
Total number of portfolio holdings	95
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
Raymond James Financial, Inc.	1.68%
M&T Bank Corp.	1.67%
Electronic Arts, Inc.	1.56%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
Raymond James Financial, Inc.	1.68%
M&T Bank Corp.	1.67%
Electronic Arts, Inc.	1.56%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.46%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Mid Cap Fund® - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	$ 60	1.19%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 208,322,863
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 208,322,863
Total number of portfolio holdings	95
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
Raymond James Financial, Inc.	1.68%
M&T Bank Corp.	1.67%
Electronic Arts, Inc.	1.56%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.46%
* Excluding money market fun d ho ldings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
Raymond James Financial, Inc.	1.68%
M&T Bank Corp.	1.67%
Electronic Arts, Inc.	1.56%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.46%
* Excluding money market fun d ho ldings, if any.

Invesco V.I. Main Street Small Cap Fund® - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund ® (Series I)	$ 42	0.85%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 1,078,961,588
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,078,961,588
Total number of portfolio holdings	100
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised
The
Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.21%
Itron, Inc.	2.06%
Wintrust Financial Corp.	1.94%
Casella Waste Systems, Inc., Class A	1.78%
Zurn Elkay Water Solutions Corp.	1.69%
Belden, Inc.	1.65%
Enpro, Inc.	1.58%
ESAB Corp.	1.58%
PennyMac Financial Services, Inc.	1.57%
American Healthcare REIT, Inc.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.21%
Itron, Inc.	2.06%
Wintrust Financial Corp.	1.94%
Casella Waste Systems, Inc., Class A	1.78%
Zurn Elkay Water Solutions Corp.	1.69%
Belden, Inc.	1.65%
Enpro, Inc.	1.58%
ESAB Corp.	1.58%
PennyMac Financial Services, Inc.	1.57%
American Healthcare REIT, Inc.	1.53%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Small Cap Fund® - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund ® (Series II)	$ 55	1.10%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 1,078,961,588
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,078,961,588
Total number of portfolio holdings	100
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.21%
Itron, Inc.	2.06%
Wintrust Financial Corp.	1.94%
Casella Waste Systems, Inc., Class A	1.78%
Zurn Elkay Water Solutions Corp.	1.69%
Belden, Inc.	1.65%
Enpro, Inc.	1.58%
ESAB Corp.	1.58%
PennyMac Financial Services, Inc.	1.57%
American Healthcare REIT, Inc.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.21%
Itron, Inc.	2.06%
Wintrust Financial Corp.	1.94%
Casella Waste Systems, Inc., Class A	1.78%
Zurn Elkay Water Solutions Corp.	1.69%
Belden, Inc.	1.65%
Enpro, Inc.	1.58%
ESAB Corp.	1.58%
PennyMac Financial Services, Inc.	1.57%
American Healthcare REIT, Inc.	1.53%
* Excluding money market fund holdings, if any.

Invesco® V.I. S&P 500 Buffer Fund - December - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - December (Series I)	$ 35	0.69% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1],[2]
Net Assets	$ 56,167,196
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 56,167,196
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Security type allocation (% of total investments)
Invesco® V.I. S&P 500 Buffer Fund - December - Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - December (Series II)	$ 48	0.94% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[1],[2]
Net Assets	$ 56,167,196
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 56,167,196
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Security type allocation (% of total investments)
Invesco® V.I. S&P 500 Buffer Fund – June - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund – June (Series I)	$ 36	0.70% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1],[2]
Net Assets	$ 46,539,201
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 46,539,201
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Security type allocation (% of total investments)
Invesco® V.I. S&P 500 Buffer Fund – June - Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund – June (Series II)	$ 49	0.95% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1],[2]
Net Assets	$ 46,539,201
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 46,539,201
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Security type allocation (% of total investments)
Invesco® V.I. S&P 500 Buffer Fund - March - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	$ 35	0.70% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[1],[2]
Net Assets	$ 49,860,943
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 49,860,943
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Security type allocation (% of total investments)
Invesco® V.I. S&P 500 Buffer Fund - March - Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	$ 48	0.95% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1],[2]
Net Assets	$ 49,860,943
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 49,860,943
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Security type allocation (% of total investments)
Invesco® V.I. S&P 500 Buffer Fund - September - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - September (Series I)	$ 36	0.70% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1],[2]
Net Assets	$ 52,519,136
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 52,519,136
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Security type allocation (% of total investments)
Invesco® V.I. S&P 500 Buffer Fund - September - Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - September (Series II)	$ 48	0.95% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1],[2]
Net Assets	$ 52,519,136
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 52,519,136
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Security type allocation (% of total investments)
Invesco V.I. Small Cap Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series I)	$ 48	0.95%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 232,155,958
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 232,155,958
Total number of portfolio holdings	89
Portfolio turnover rate	24%

Holdings [Text Block]
What
Comprised
The
Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.91%
ITT, Inc.	1.85%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.71%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.66%
REV Group, Inc.	1.63%
Applied Industrial Technologies, Inc.	1.60%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.91%
ITT, Inc.	1.85%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.71%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.66%
REV Group, Inc.	1.63%
Applied Industrial Technologies, Inc.	1.60%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.59%
* Excluding money market fund holdings, if any.

Invesco V.I. Small Cap Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series II)	$ 60	1.20%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 232,155,958
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 232,155,958
Total number of portfolio holdings	89
Portfolio turnover rate	24%

Holdings [Text Block]
What
Comprised
The
Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.91%
ITT, Inc.	1.85%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.71%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.66%
REV Group, Inc.	1.63%
Applied Industrial Technologies, Inc.	1.60%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.91%
ITT, Inc.	1.85%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.71%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.66%
REV Group, Inc.	1.63%
Applied Industrial Technologies, Inc.	1.60%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.59%
* Excluding money market fund holdings, if any.

Invesco V.I. Technology Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series I)	$ 49	0.96%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 221,337,729
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 221,337,729
Total number of portfolio holdings	62
Portfolio turnover rate	90%

Holdings [Text Block]
What
Comprised
The Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.52%
Microsoft Corp.	5.28%
Broadcom, Inc.	4.75%
Meta Platforms, Inc., Class A	4.68%
KLA Corp.	2.59%
Lam Research Corp.	2.57%
Oracle Corp.	2.50%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.48%
Netflix, Inc.	2.48%
Cloudflare, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.52%
Microsoft Corp.	5.28%
Broadcom, Inc.	4.75%
Meta Platforms, Inc., Class A	4.68%
KLA Corp.	2.59%
Lam Research Corp.	2.57%
Oracle Corp.	2.50%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.48%
Netflix, Inc.	2.48%
Cloudflare, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.

Invesco V.I. Technology Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series II)	$ 62	1.21%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 221,337,729
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 221,337,729
Total number of portfolio holdings	62
Portfolio turnover rate	90%

Holdings [Text Block]
What Comprised The
Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.52%
Microsoft Corp.	5.28%
Broadcom, Inc.	4.75%
Meta Platforms, Inc., Class A	4.68%
KLA Corp.	2.59%
Lam Research Corp.	2.57%
Oracle Corp.	2.50%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.48%
Netflix, Inc.	2.48%
Cloudflare, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.52%
Microsoft Corp.	5.28%
Broadcom, Inc.	4.75%
Meta Platforms, Inc., Class A	4.68%
KLA Corp.	2.59%
Lam Research Corp.	2.57%
Oracle Corp.	2.50%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.48%
Netflix, Inc.	2.48%
Cloudflare, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.

Invesco V.I. U.S. Government Money Portfolio - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series I)	$ 32	0.63%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 385,603,700
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 385,603,700
Total number of portfolio holdings	69

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	68.5%
8-30	1.0%
31-60	1.6%
61-90	0.2%
91-180	6.4%
181+	22.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Invesco V.I. U.S. Government Money Portfolio - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series II)	$ 44	0.88%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 385,603,700
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 385,603,700
Total number of portfolio holdings	69

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	68.5%
8-30	1.0%
31-60	1.6%
61-90	0.2%
91-180	6.4%
181+	22.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.